Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subordinated liabilities [abstract]
Detailed disclosure of subordinated liabilities

	2022	2021
	£m	£m
As at 1 January	12,759	16,341
Issuances	1,477	1,890
Redemptions	(2,679)	(4,807)
Other	(134)	(665)
As at 31 December	11,423	12,759
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2022	2021
	£m	£m
Undated subordinated liabilities	28	355
Dated subordinated liabilities	11,395	12,404
Total subordinated liabilities	11,423	12,759
None of the Group’s subordinated liabilities are secured

Undated subordinated liabilities[a]
		2022	2021
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes [b]	2032	—	15
6.86% Callable Perpetual Core Tier One Notes (USD 179m) [b]	2032	—	194
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments [b]	2036	—	51
Undated Notes
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	28
Barclays securitisation SPV issued
Undated Subordinated Loan Notes (secured)
Undated Subordinated Loan Notes (secured) (GBP 67m)	At any time	—	67
Total undated subordinated liabilities		28	355
Notes
aInstrument values are disclosed to the nearest million.
bThe GBP 6% Callable Perpetual Core Tier One Notes, USD 6.86% Callable Perpetual Core Tier One Notes and GBP 5.3304% Step-up Callable Perpetual Reserve Capital Instruments were redeemed by exercising a regulatory call option in 2022.

Dated subordinated liabilities
			2022	2021
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,345	1,283
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	1,013	974
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	445	483
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	120	113
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,588	1,564
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	795	833
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,554	1,564
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m)	2027	2032	1,013	—
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,117	1,162
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	664	696
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	646	782
Barclays Bank PLC issued
Subordinated Floating Rate Notes (EUR 50m)		2022	—	42
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	—	889
7.625% Contingent Capital Notes (USD 3,000m)		2022	—	1,133
Subordinated Floating Rate Notes (EUR 50m)		2023	44	42
5.75% Fixed Rate Subordinated Notes		2026	280	322
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	93	97
6.33% Subordinated Notes		2032	46	59
Subordinated Floating Rate Notes (EUR 68m)		2040	60	57
External issuances by other subsidiaries		2032	572	309
Total dated subordinated liabilities			11,395	12,404